Short-Term Borrowed Funds - Summary of Short-Term Borrowed Funds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 4,685	$ 5,509
Short-term borrowed funds, weighted average rates at year end	1.01%	1.30%
Short-term borrowed funds, average balance during year	4,830	10,657
Short-term borrowed funds, weighted average rate during year	0.88%	1.34%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year	2	4
Short-term borrowed funds, weighted average rate during year	0.79%	0.79%
Master Notes and Other Short Term Borrowing [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	3,674	3,998
Short-term borrowed funds, weighted average rates at year end	0.25%	0.25%
Short-term borrowed funds, average balance during year	4,250	5,617
Short-term borrowed funds, weighted average rate during year	0.44%	0.41%
Short-term borrowed funds, maximum month-end balance	4,640	6,736
Notes Payable [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	11	11
Short-term borrowed funds, weighted average rates at year end	6.00%	6.00%
Short-term borrowed funds, average balance during year	11	10
Short-term borrowed funds, weighted average rate during year	6.00%	6.00%
Short-term borrowed funds, maximum month-end balance	11	11
Short-term Line of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	1,000
Short-term borrowed funds, weighted average rates at year end	3.75%	0.00%
Short-term borrowed funds, average balance during year	57
Short-term borrowed funds, weighted average rate during year	3.75%	0.00%
Short-term borrowed funds, maximum month-end balance	1,000
Short-term Advances from FHLB [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end		1,500
Short-term borrowed funds, weighted average rates at year end	0.00%	4.80%
Short-term borrowed funds, average balance during year	510	5,026
Short-term borrowed funds, weighted average rate during year	4.08%	2.61%
Short-term borrowed funds, maximum month-end balance	$ 1,500	$ 9,500